OPERATING SEGMENT INFORMATION - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT
Fixed Assets	R$ 32,662,912	R$ 33,315,874	R$ 32,370,392	R$ 27,965,837
Intangible	650,950	655,041	649,650	R$ 749,762
TOTAL NON-CURRENT ASSETS	133,774,712	137,135,237	134,743,019
Reportable Segment
NON-CURRENT
Fixed Assets	32,662,912	33,315,874	32,370,392
Intangible	650,950	655,041	649,651
TOTAL NON-CURRENT ASSETS	33,313,862	33,970,915	33,020,043
Administration
NON-CURRENT
Fixed Assets	1,555,229	1,545,786	1,468,494
Intangible	354,540	553,008	564,732
TOTAL NON-CURRENT ASSETS	1,909,769	2,098,794	2,033,226
Generation
NON-CURRENT
Fixed Assets	31,107,683	31,770,088	30,901,898
Intangible	294,318	99,941	68,990
TOTAL NON-CURRENT ASSETS	31,402,001	31,870,029	30,970,888
Transmission
NON-CURRENT
Intangible	2,092	2,092	15,929
TOTAL NON-CURRENT ASSETS	R$ 2,092	R$ 2,092	R$ 15,929